Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash at banks	$ 48,410	$ 43,008
Cash on hand	2	7
Cash and cash equivalents presented in the consolidated statements of cash flows	$ 48,412	$ 43,015	$ 34,166	$ 23,174